Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating expenses	$ 698,329	$ 537,448	$ 2,816,871	$ 1,102,990	$ 428,376	$ 2,886,611
Loss from operations	(698,329)	(537,448)	(2,816,871)	(1,102,990)	(428,376)	(2,886,611)
Other income:
Dividend income	245,280	249,903	1,640,343	264,263	3,964	2,578,984
Interest income	868		3,300			4,010
Foreign exchange loss			(9,120)			1,073
Change in fair value of over-allotment liability					16,788
Net loss	$ (452,181)	$ (287,545)	$ (1,182,348)	$ (838,727)	$ (407,624)	$ (302,544)
Redeemable Class A ordinary shares
Other income:
Basic weighted average shares outstanding (in Shares)	1,949,468	17,250,000	7,049,645	17,250,000	5,907,100	17,250,000
Basic net loss per ordinary share (in Dollars per share)	$ (0.07)	$ (0.01)	$ (0.1)	$ (0.04)	$ (0.04)	$ (0.01)
Non-redeemable ordinary shares
Other income:
Basic weighted average shares outstanding (in Shares)	4,612,500	4,612,500	4,612,500	4,612,500	4,192,636	4,612,500
Basic net loss per ordinary share (in Dollars per share)	$ (0.07)	$ (0.01)	$ (0.1)	$ (0.04)	$ (0.04)	$ (0.01)